Significant mergers and acquisitions and investments - Equity investments and others (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions		1 Months Ended																		2 Months Ended	3 Months Ended	5 Months Ended		12 Months Ended
	Dec. 27, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 HKD ($)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 HKD ($)	Aug. 31, 2020	Oct. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥) employee	Jul. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥) ¥ / shares	May 31, 2019 HKD ($)	Mar. 31, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Aug. 31, 2014	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2014	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 USD ($) employee
Investment
Gain in interest and investment income, net																										¥ 71,561
Ant Group
Investment
Equity interest (as a percent)											33.00%																			33.00%
Profit Share Payments | Ant Group
Investment
Additional fee, as a percentage of pre-tax income																												37.50%
Amounts earned by the Company																										3,835	¥ 517
SAPA | Pre-emptive rights | Ant Group | Maximum
Investment
Consideration to be received from related party | $																														$ 1,500
SAPA | Corporate governance provisions | Ant Group
Investment
Number of officers or employees | employee											2																			2
Number of officers nominated | employee											2
2014 IPLA | Profit Share Payments | Ant Group
Investment
Additional fee, as a percentage of pre-tax income																			37.50%
Amounts earned by the Company																										3,835	517
Bilibili, Inc
Investment
Cash consideration		¥ 4,885	$ 5,818																			¥ 2,193	$ 321
Percentage of equity interest acquired																						8.00%	8.00%
Equity interest (as a percent)		8.00%	8.00%
STO Express
Investment
Cash consideration												¥ 4,700
Percentage of equity interest acquired												14.70%
Principal amount of loan		¥ 3,500													¥ 5,000									¥ 3,500		5,000	5,000
Maturity term of loan (in years)															3 years
Percentage of equity interest the Company may elect to acquire												31.30%
Total consideration												¥ 10,000
Losses relating to options																								¥ 1,413		1,766
Purchase consideration				¥ 3,300
Equity interest (as a percent)				25.00%
Allocated to net assets acquired				¥ 2,002
STO Express | Subsequent event
Investment
Percentage of equity interest the Company may elect to acquire	21.00%
Total consideration	¥ 6,700
STO Express | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets				1,731
STO Express | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets				2,433
STO Express | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets				¥ 477
Mango Excellent Media Co
Investment
Cash consideration					¥ 6,200
Percentage of equity interest acquired					5.00%	5.00%															5.00%
China Broadcasting Network Joint Stock Corporation Limited
Investment
Cash consideration																					¥ 10,000
Percentage of equity interest acquired					7.00%	7.00%															7.00%
YTO Express Group Co., Ltd
Investment
Equity interest (as a percent)									11.00%
Purchase consideration							¥ 6,600
Equity interest (as a percent)							23.00%
Allocated to net assets acquired							¥ 3,891
YTO Express Group Co., Ltd | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets							4,442
YTO Express Group Co., Ltd | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets							4,270
YTO Express Group Co., Ltd | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets							1,171
Meinian
Investment
Purchase consideration																				¥ 6,700
Equity interest (as a percent)																				14.00%
Allocated to net assets acquired																				¥ 191
Meinian | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																				2,573
Meinian | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																				4,579
Meinian | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																				¥ 643
AliExpress Russia Joint Venture
Investment
Purchase consideration | $										$ 100
Equity interest (as a percent)					48.00%	48.00%															48.00%								56.00%
Allocated to net assets acquired																													¥ 1,630
Cash consideration					¥ 1,269	$ 194
AliExpress Russia Joint Venture | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																													2,325
AliExpress Russia Joint Venture | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																													4,290
AliExpress Russia Joint Venture | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																													¥ 116
AliExpress Russia businesses
Investment
Deconsolidation gain																										¥ 10,300
Ant Group
Investment
Equity interest (as a percent)											33.00%															33.00%				33.00%
Deferred tax effect																										¥ 19,700
Ant Group | SAPA
Investment
Equity interest (as a percent)											33.00%															33.00%				33.00%
Cost of equity interest											¥ 90,700
Other cost reimbursement																										¥ 600
Deferred tax effect																										19,700
Gain in interest and investment income, net																										¥ 71,600
Weighted average amortization period											9 years 6 months
Ant Group | Amortizable intangible assets | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets											¥ 24,500
Ant Group | Equity investments | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets											¥ 5,300
Red Star
Investment
Percentage of equity interest acquired													2.00%	2.00%
Cash consideration for subscription of exchangeable bonds													¥ 4,359
Exchangeable bonds term (in years)													5 years	5 years
Initial price of bonds exchangeable into ordinary shares | ¥ / shares													¥ 12.28
Total consideration													¥ 390	$ 447
Focus Media
Investment
Cash consideration																											¥ 10,700
Percentage of equity interest acquired															7.00%												7.00%
Commitment made by the Company to invest, amount | $																									$ 511
Focus Media | Entity controlled by the founder and chairman of Focus Media
Investment
Equity interest (as a percent)		23.00%																						23.00%
Entity controlled by the founder and chairman of Focus Media
Investment
Ownership to be acquired (as a percent)																								10.00%	10.00%
ZTO Express
Investment
Cash consideration							¥ 700	$ 797								¥ 7,114	$ 1,100
Percentage of equity interest acquired																8.00%	8.00%
Equity interest (as a percent)							8.00%	8.00%
Huitongda
Investment
Cash consideration																		¥ 4,500
Percentage of equity interest acquired																		20.00%